RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 02, 2018	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party loan payable			$ 364,552	$ 4,666,520	$ 3,462,630
Common stock, value		$ 1,000,000
Rent expense				$ 16,153
Percentage of common stock owned			46.42%	26.00%	32.00%
Previously Reported [Member]
Percentage of common stock owned				25.58%
Reliance Global Holdings, LLC [Member]
Percentage of monthly rent payments				50.00%
USBA Acquisition [Member]
Acquisition				$ 300,981
Transaction cost				83,162
Employee Benefit Solutions, Inc [Member]
Acquisition	$ 44,353			160,523
Transaction cost				44,353
CCS Acquisition [Member]
Acquisition				242,484
Transaction cost				113,247
Common stock, value				$ 120,000
Shares issued during acquisition				8,889
SWMT Acquisition [Member]
Acquisition				$ 335,169
Transaction cost				122,660
FIS Acquisition [Member]
Acquisition				779,099
Transaction cost				63,663
ABC Acquisition [Member]
Acquisition				1,378,961
The Referral Depot, LLC [Member]
Acquisition				$ 50,000